Share-based Compensation (Restricted Shares Granted to Non-employee Consultants) (Narrative) (Details) (Restricted Shares [Member], USD $)	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013 Non-employee consultants [Member]	Jul. 10, 2012 2011 Share Plan [Member] Non-employee consultants [Member]	Dec. 31, 2012 2011 Share Plan [Member] Non-employee consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	47,973,506	1,075,000	2,650,000	1,150,000
Proportion of shares vested on first-year anniversary of vesting commencement date				25.00%
Proportion of shares vested each month over remaining period thereafter				0.020833
Remaining period thereafter				3 years
Requisite service period				4 years
Share-based compensation expense					$ 387,000
Unrecognized compensation expense					$ 1,002,000